VOYA LETTERHEAD

LAW/PRODUCT FILING UNIT

ONE ORANGE WAY, C2N

WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

May 5, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk	BY EDGARLINK

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: MAP II (HR 10) File Nos.: 033-75980* and 811-02513 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

•         The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•         The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 13, 2016.

If you have any questions, please call the undersigned at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

*

Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 033-75984.

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